UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM 10-D/A

Amendment No. 1

ASSET BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from:   January 17, 2025 to February 14, 2025

Commission File Number of issuing entity:  333-226123-04

Central Index Key Number of issuing entity:  0001774801

JPMCC Commercial Mortgage Securities Trust 2019-COR5
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:  333-226123

Central Index Key Number of depositor:  0001013611

J.P. Morgan Chase Commercial Mortgage Securities Corp.
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0000835271

JPMorgan Chase Bank, National Association
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001555524

LoanCore Capital Markets LLC
(Exact name of sponsor as specified in its charter)

John Miller (212) 272-8363
(Name and telephone number, including area code, of the person to contact in connection with this filing)

New York
(State or other jurisdiction of incorporation or organization of the issuing entity)

38-4117329
38-4117330
(I.R.S. Employer Identification No.)

c/o Computershare Trust Company, N.A., as agent for
Wells Fargo Bank, National Association
9062 Old Annapolis Road
Columbia, MD 21045
(Address of principal executive offices of the issuing entity) (Zip Code)

(667) 786-1992
(Telephone number, including area code)

Not Applicable
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
A-1			X
A-2			X
A-3			X
A-4			X
A-SB			X
X-A			X
X-B			X
A-S			X
B			X
C			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes   X   No

Explanatory Note:

This Form 10-D/A amends the registrant's Asset Backed Issuer Distribution Report on Form 10-D filed by the Registrant on February 24, 2025 (SEC Accession No. 0001888524-25-002140) (the “Original 10-D”).  The purpose of this amendment is to revise information in the Monthly Distribution Report filed as Exhibit 99.1 to the Original 10-D relating to amounts payable to the Certificateholders.  The payment revisions were made to include funds received with respect to the receipt of curtailment payments on the ICON 18 - 320-324 West 14th Street Mortgage Loan, the ICON 18 - 329 Union Street Mortgage Loan, the ICON 18 - 350 East 13th Street Mortgage Loan, the ICON 18 - 358 & 362 11th Street Mortgage Loan, the ICON 18 - 402 East 12th Street Mortgage Loan and the ICON 18 - 295 DeGraw Street Mortgage Loan (Loan Numbers 28, 36, 37, 38, 41 and 45, respectively, on Annex A-1 of the prospectus of the registrant relating to the issuing entity filed on June 27, 2019 pursuant to Rule 424(b)(2)) applied to the January distribution.  This resulted in an underpayment of principal to the Class A-2 Certificateholders in an amount equal to $447,972.16 for the January distribution.  The application of the curtailments described above to the January distribution also resulted in the overpayment of certain fees and the overpayment of interest to the Class A-2, Class C, Class E-RR, Class F-RR, Class G-RR, Class H-RR, Class X-A, Class X-B and Class X-D Certificateholders for the February distribution totaling $2,025.38.  All of the payment adjustments described above for the January 2025 and February 2025 distribution periods are expected to be made on or prior to the next distribution date.

Part I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

On February 14, 2025 a distribution was made to holders of the certificates issued by JPMCC Commercial Mortgage Securities Trust 2019-COR5.

The distribution report is attached as an Exhibit to this Form 10-D/A, please see Item 10(b), Exhibit 99.1 for the related information.

The following table presents the loss information for the trust assets for the JPMCC Commercial Mortgage Securities Trust 2019-COR5 in accordance with Item 1100(b) as required by Item 1121(a)(9) of Regulation AB:

Loss Information as reported on February 14, 2025

Number of Delinquencies 30+ days	% of Delinquencies 30+ days by Pool Balance	Number of Loans/REOs with Losses	Average Net Loss
2	2.92%	1	$102.06

No assets securitized by J.P. Morgan Chase Commercial Mortgage Securities Corp. (the "Depositor") and held by JPMCC Commercial Mortgage Securities Trust 2019-COR5 were the subject of a demand to repurchase or replace for breach of the representations and warranties contained in the underlying transaction documents during the monthly distribution period from January 17, 2025 to February 14, 2025.

The Depositor filed its most recent Form ABS-15G in accordance with Rule 15Ga-1 under the Exchange Act (a "Rule 15Ga-1 Form ABS-15G") on February 7, 2025. The CIK number for the Depositor is 0001013611.

JPMorgan Chase Bank, National Association filed its most recent Rule 15Ga-1 Form ABS-15G for this asset class on February 7, 2025. The CIK number for JPMorgan Chase Bank, National Association is 0000835271.

LoanCore Capital Markets LLC filed its most recent Rule 15Ga-1 Form ABS-15G on January 31, 2025. The CIK number for LoanCore Capital Markets LLC is 0001555524.

Item 1A. Asset-Level Information.

ABS Asset Data File (filed as Exhibit 102 to the registrant's Form ABS-EE filed on February 24, 2025 under Commission File No. 333-226123-04 and incorporated by reference herein).

ABS Asset Related Document (filed as Exhibit 103 to the registrant's Form ABS-EE filed on February 24, 2025 under Commission File No. 333-226123-04 and incorporated by reference herein).

Part II - OTHER INFORMATION

Item 7. Change in Sponsor Interest in the Securities.

None

Item 9. Other Information.

Midland Loan Services, A Division of PNC Bank, National Association, in its capacity as Master Servicer for JPMCC Commercial Mortgage Securities Trust 2019-COR5, affirms the following amounts in the respective accounts:

Collection Account
Prior Distribution Date	01/16/2025	$5,023,096.28
Current Distribution Date	02/14/2025	$5,408,226.64

REO Account
Prior Distribution Date	01/16/2025	$0.00
Current Distribution Date	02/14/2025	$0.00

Computershare Trust Company, N.A., as agent for Wells Fargo Bank, N.A., in its capacity as Certificate Administrator for JPMCC Commercial Mortgage Securities Trust 2019-COR5, affirms the following amounts in the respective accounts:

Distribution Account
Prior Distribution Date	01/16/2025	$91,936.33
Current Distribution Date	02/14/2025	$177,710.57

Interest Reserve Account
Prior Distribution Date	01/16/2025	$86,295.60
Current Distribution Date	02/14/2025	$172,121.79

Gain-on-Sale Reserve Account
Prior Distribution Date	01/16/2025	$0.00
Current Distribution Date	02/14/2025	$0.00

Item 10. Exhibits.

(a) The following is a list of documents filed as part of this Report on Form 10-D/A:

(99.1) Amended monthly report distributed to holders of the certificates issued by JPMCC Commercial Mortgage Securities Trust 2019-COR5, relating to the February 14, 2025 distribution.

(102) ABS Asset Data File (filed as Exhibit 102 to the registrant's Form ABS-EE filed on February 24, 2025 under Commission File No. 333-226123-04  and incorporated by reference herein).

(103) ABS Asset Related Document (filed as Exhibit 103 to the registrant's Form ABS-EE filed on February 24, 2025 under Commission File No. 333-226123-04  and incorporated by reference herein).

(b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

J.P. Morgan Chase Commercial Mortgage Securities Corp.
(Depositor)

/s/ John Miller
John Miller, Executive Director

Date: March 21, 2025